License Rights (Details)	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012 Licensing Rights CNY	Dec. 31, 2011 Licensing Rights CNY	Dec. 31, 2010 Licensing Rights CNY	Dec. 31, 2011 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos	Aug. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet games	Dec. 31, 2011 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet USD ($)	Dec. 31, 2011 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet CNY	Dec. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet USD ($)	Dec. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet CNY	Mar. 31, 2012 World of Warcraft License Agreement Blizzard	Apr. 30, 2009 World of Warcraft License Agreement Blizzard USD ($)	Apr. 30, 2009 World of Warcraft License Agreement Blizzard CNY	Dec. 31, 2012 License rights other than World of Warcraft CNY	Dec. 31, 2011 License rights other than World of Warcraft CNY
License Rights
Number of personal computer strategy games agreed to be licensed					3
Estimated useful lives of assets					3 years						3 years	3 years
Extension in license term					1 year					3 years
Percentage of impaired assets included in provision				100.00%
Payment of license fee to Blizzard						$ 6,000,000	39,300,000	$ 4,000,000	27,500,000		$ 30,000,000	204,800,000
Foregoing license rights
Payment for license rights	271,582,000	271,582,000
Accumulated amortization	(221,266,000)	(172,304,000)
Impairment provision for license rights													(50,316,000)	(50,316,000)
Total		48,962,000
Total amortization expense	49,000,000	84,700,000	68,200,000